Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 103,836	$ 1,369	₨ 169,793		₨ 144,499
Bank overdrafts	(3)		(130)		(395)
Total	₨ 103,833	$ 1,369	₨ 169,663	$ 2,236	₨ 144,104	₨ 158,525